Segment Information - Schedule of Income Recognized (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Recognized [Line Items]
Total revenue of the Group		$ 14,243,015	$ 14,100,758	$ 13,009,507
Revenue in Mexico [Member]
Schedule of Income Recognized [Line Items]
Total revenue of the Group		13,234,281	13,166,582	12,072,852
Revenue in United States [Member]
Schedule of Income Recognized [Line Items]
Total revenue of the Group	[1]	954,834	924,976	927,947
Revenue in Guatemala [Member]
Schedule of Income Recognized [Line Items]
Total revenue of the Group		19,434	9,200	8,708
Revenue in Ecuador [Member]
Schedule of Income Recognized [Line Items]
Total revenue of the Group		$ 34,466

[1]	The main concentration of Jafra’s income is in Mexico, however, there is an entity in the United States that represents less than 8% of the Group’s total revenue.